UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2017 (Unaudited)

Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Common Stocks 96.8%
Australia 7.5%
AGL Energy Ltd.	2,990	60,238
Alumina Ltd.	12,044	16,471
Amcor Ltd.	5,234	60,221
AMP Ltd.	13,177	52,148
APA Group (Units)	4,717	32,290
Aristocrat Leisure Ltd.	2,303	31,618
ASX Ltd.	836	32,242
Aurizon Holdings Ltd.	8,930	35,818
AusNet Services (Units)	5,642	7,263
Australia & New Zealand Banking Group Ltd.	12,894	313,459
Bank of Queensland Ltd.	1,857	17,252
Bendigo & Adelaide Bank Ltd.	2,294	21,277
BGP Holdings PLC*	328,818	6,139
BHP Billiton Ltd.	14,142	259,740
BHP Billiton PLC	9,286	143,569
Boral Ltd.	4,127	18,414
Brambles Ltd.	7,138	50,990
Caltex Australia Ltd.	1,065	23,995
Challenger Ltd.	2,790	26,751
CIMIC Group Ltd.	473	12,984
Coca-Cola Amatil Ltd.	2,236	18,484
Cochlear Ltd.	229	23,659
Commonwealth Bank of Australia	7,595	498,499
Computershare Ltd.	2,284	24,534
Crown Resorts Ltd.	1,786	16,115
CSL Ltd.	2,006	192,079
Dexus Property Group (REIT)	4,135	30,865
Domino's Pizza Enterprises Ltd. Series L	297	13,188
DUET Group (Units)	11,840	25,238
Flight Centre Travel Group Ltd.	298	6,575
Fortescue Metals Group Ltd.	6,663	31,714
Goodman Group (REIT)	7,874	46,562
GPT Group (REIT)	7,491	29,474
Harvey Norman Holdings Ltd.	2,514	8,701
Healthscope Ltd.	8,410	14,585
Incitec Pivot Ltd.	8,275	23,771
Insurance Australia Group Ltd.	10,725	49,573
LendLease Group (Units)	2,316	27,568
Macquarie Group Ltd.	1,334	91,930
Medibank Private Ltd.	11,179	24,085
Mirvac Group (REIT) (Units)	15,529	25,982
National Australia Bank Ltd.	11,702	298,070
Newcrest Mining Ltd.	3,485	59,295
Oil Search Ltd.	5,813	32,065
Orica Ltd.	1,478	19,874
Origin Energy Ltd.	7,659	41,253
Qantas Airways Ltd.	2,780	8,262
QBE Insurance Group Ltd.	6,182	60,880
Ramsay Health Care Ltd.	603	32,198
REA Group Ltd.	238	10,788
Santos Ltd.	8,847	25,685
Scentre Group (REIT)	23,196	76,026
SEEK Ltd.	1,635	19,886
Sonic Healthcare Ltd.	1,648	27,851
South32 Ltd.	23,053	48,610
Stockland (REIT) (Units)	10,479	37,148
Suncorp Group Ltd.	5,723	57,759
Sydney Airport (Units)	5,352	27,682
TABCORP Holdings Ltd.	4,046	14,683
Tatts Group Ltd.	7,265	24,588
Telstra Corp., Ltd.	18,049	64,259
TPG Telecom Ltd.	1,864	9,926
Transurban Group (Units)	8,788	78,353
Treasury Wine Estates Ltd.	3,098	28,947
Vicinity Centres (REIT)	14,429	31,197
Vocus Group Ltd.	2,790	9,208
Wesfarmers Ltd.	4,973	171,238
Westfield Corp. (REIT)	8,995	61,025
Westpac Banking Corp.	14,743	394,903
Woodside Petroleum Ltd.	3,284	80,488
Woolworths Ltd.	5,656	114,511
(Cost $2,196,132)		4,412,718
Austria 0.2%
Andritz AG	364	18,206
Erste Group Bank AG*	1,317	42,887
OMV AG	607	23,885
Raiffeisen Bank International AG*	547	12,345
Voestalpine AG	454	17,871
(Cost $67,820)		115,194
Belgium 1.1%
Ageas	806	31,505
Anheuser-Busch InBev SA	3,367	369,608
Colruyt SA	330	16,201
Groupe Bruxelles Lambert SA	343	31,139
KBC Group NV	1,067	70,789
Proximus SA	766	24,037
Solvay SA	321	39,227
Telenet Group Holding NV*	263	15,642
UCB SA	549	42,584
Umicore SA	465	26,490
(Cost $284,683)		667,222
China 0.0%
Yangzijiang Shipbuilding Holdings Ltd. (Cost $7,047)	10,600	8,563
Denmark 1.6%
A P Moller-Maersk AS "A"	16	25,812
A P Moller-Maersk AS "B"	29	48,114
Carlsberg AS "B"	473	43,681
Chr Hansen Holding AS	401	25,738
Coloplast AS "B"	528	41,226
Danske Bank AS	3,055	104,044
DONG Energy AS 144A	696	26,838
DSV AS	841	43,536
Genmab AS*	254	48,916
ISS AS	703	26,583
Novo Nordisk AS ''B"	8,441	289,896
Novozymes AS "B"	1,000	39,635
Pandora AS	506	56,016
TDC AS	3,997	20,611
Tryg AS	530	9,614
Vestas Wind Systems AS	948	77,079
William Demant Holding AS*	573	11,972
(Cost $469,028)		939,311
Finland 1.0%
Elisa Oyj	698	24,684
Fortum Oyj	1,860	29,427
Kone Oyj "B"	1,518	66,655
Metso Oyj	545	16,500
Neste Oyj	628	24,493
Nokia Oyj (a)	24,246	130,104
Nokia Oyj (a)	1,448	7,776
Nokian Renkaat Oyj	558	23,299
Orion Oyj "B"	500	26,067
Sampo Oyj "A"	1,953	92,631
Stora Enso Oyj "R"	2,224	26,288
UPM-Kymmene Oyj	2,390	56,143
Wartsila Oyj	623	33,331
(Cost $268,288)		557,398
France 9.6%
Accor SA	719	29,952
Aeroports de Paris	145	17,920
Air Liquide SA	1,721	196,632
Airbus SE	2,559	194,727
Alstom SA*	752	22,475
Arkema	283	27,920
Atos SE	392	48,489
AXA SA	8,538	220,923
BNP Paribas SA	4,666	310,757
Bollore SA	4,258	16,507
Bollore SA*	32	122
Bouygues SA	892	36,308
Bureau Veritas SA	1,065	22,467
Capgemini SA	745	68,795
Carrefour SA	2,592	61,110
Casino Guichard-Perrachon SA	273	15,270
Christian Dior SE	246	57,158
Cie Generale des Etablissements Michelin	798	96,921
CNP Assurances	827	16,833
Compagnie de Saint-Gobain	2,216	113,792
Credit Agricole SA	5,100	69,097
DANONE SA	2,613	177,734
Dassault Aviation SA	12	15,258
Dassault Systemes SE	568	49,166
Edenred	1,039	24,551
Eiffage SA	293	22,949
Electricite de France SA (b)	1,269	10,684
Engie SA	7,030	99,595
Essilor International SA	915	111,180
Eurazeo SA	195	12,841
Eutelsat Communications SA	874	19,515
Fonciere des Regions (REIT)	123	10,276
Gecina SA (REIT)	202	27,411
Groupe Eurotunnel SE (Registered)	1,820	18,313
Hermes International	117	55,431
Icade (REIT)	151	11,063
Iliad SA	107	23,931
Imerys SA	170	14,430
Ingenico Group SA	218	20,572
JC Decaux SA	343	12,071
Kering	329	85,094
Klepierre (REIT)	933	36,289
L'Oreal SA	1,115	214,285
Lagardere SCA	585	17,231
Legrand SA	1,220	73,561
LVMH Moet Hennessy Louis Vuitton SE	1,233	270,768
Natixis SA	3,724	22,947
Orange SA	8,840	137,355
Pernod Ricard SA	942	111,446
Peugeot SA*	2,110	42,487
Publicis Groupe	871	60,871
Remy Cointreau SA	97	9,496
Renault SA	826	71,754
Rexel SA	1,186	21,534
Safran SA	1,379	103,022
Sanofi	5,120	462,196
Schneider Electric SE (a)	2,137	156,459
Schneider Electric SE (a)	350	25,513
SCOR SE	666	25,173
SEB SA	104	14,523
SFR Group SA*	405	12,741
Societe BIC SA	144	17,943
Societe Generale SA	3,373	171,100
Sodexo SA	411	48,340
Suez	1,324	20,911
Thales SA	464	44,876
TOTAL SA	9,902	500,866
Unibail-Rodamco SE (REIT) (a)	441	103,078
Valeo SA	1,074	71,529
Veolia Environnement	2,082	39,002
VINCI SA	2,248	178,184
Vivendi SA	4,487	87,238
Wendel	143	18,123
Zodiac Aerospace	841	21,039
(Cost $3,154,740)		5,678,120
Germany 8.6%
adidas AG	833	158,445
Allianz SE (Registered)	2,020	374,205
Axel Springer SE	198	10,935
BASF SE	4,056	402,059
Bayer AG (Registered)	3,646	420,266
Bayerische Motoren Werke (BMW) AG	1,462	133,367
Beiersdorf AG	446	42,217
Brenntag AG	672	37,673
Commerzbank AG	4,579	41,414
Continental AG	484	106,106
Covestro AG 144A	402	30,946
Daimler AG (Registered)	4,256	314,189
Deutsche Bank AG (Registered)* (b) (c)	6,057	104,355
Deutsche Boerse AG*	898	82,301
Deutsche Lufthansa AG (Registered)	1,187	19,248
Deutsche Post AG (Registered)	4,297	147,171
Deutsche Telekom AG (Registered)	14,478	253,686
Deutsche Wohnen AG (Bearer)	1,518	49,983
E.ON SE	9,707	77,158
Evonik Industries AG	780	25,433
Fraport AG	198	14,011
Fresenius Medical Care AG & Co. KGaA	937	79,018
Fresenius SE & Co. KGaA	1,816	145,937
GEA Group AG	800	34,001
Hannover Rueck SE	249	28,728
HeidelbergCement AG	679	63,570
Henkel AG & Co. KGaA	468	51,998
HOCHTIEF AG	101	16,695
HUGO BOSS AG	262	19,121
Infineon Technologies AG	4,965	101,405
Innogy SE 144A*	682	25,745
K+S AG (Registered)	946	21,990
LANXESS AG	375	25,159
Linde AG	819	136,386
MAN SE	172	17,731
Merck KGaA	575	65,512
Metro AG	731	23,379
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	714	139,695
OSRAM Licht AG	353	22,124
ProSiebenSat.1 Media SE	1,025	45,384
RWE AG*	2,052	34,007
SAP SE	4,341	425,957
Siemens AG (Registered)	3,380	462,983
Symrise AG	526	34,981
Telefonica Deutschland Holding AG	3,670	18,205
ThyssenKrupp AG	1,621	39,704
TUI AG	2,076	28,767
United Internet AG (Registered)	605	26,772
Volkswagen AG	155	23,092
Vonovia SE	1,994	70,261
Zalando SE 144A*	427	17,276
(Cost $2,649,476)		5,090,751
Hong Kong 3.3%
AIA Group Ltd.	53,081	334,680
ASM Pacific Technology Ltd.	1,100	14,961
Bank of East Asia Ltd.	5,943	24,586
BOC Hong Kong (Holdings) Ltd.	16,321	66,678
Cathay Pacific Airways Ltd.	5,000	7,257
Cheung Kong Infrastructure Holdings Ltd.	3,000	23,548
Cheung Kong Property Holdings Ltd.	11,848	79,810
CK Hutchison Holdings Ltd.	11,848	145,747
CLP Holdings Ltd.	7,274	76,049
First Pacific Co., Ltd.	10,000	7,257
Galaxy Entertainment Group Ltd.	10,497	57,473
Hang Lung Group Ltd.	4,000	17,062
Hang Lung Properties Ltd.	9,000	23,393
Hang Seng Bank Ltd.	3,400	68,949
Henderson Land Development Co., Ltd.	4,353	26,970
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	11,991	11,063
HKT Trust & HKT Ltd. "SS", (Units)	12,920	16,725
Hong Kong & China Gas Co., Ltd.	33,996	67,979
Hong Kong Exchanges & Clearing Ltd.	5,099	128,336
Hongkong Land Holdings Ltd.	5,100	39,219
Hysan Development Co., Ltd.	2,773	12,578
Jardine Matheson Holdings Ltd.	1,100	70,675
Jardine Strategic Holdings Ltd.	1,000	42,000
Kerry Properties Ltd.	3,500	12,137
Li & Fung Ltd.	28,240	12,246
Link (REIT)	10,153	71,136
Melco Crown Entertainment Ltd. (ADR)	900	16,686
MGM China Holdings Ltd.	5,097	10,625
MTR Corp., Ltd.	6,270	35,217
New World Development Co., Ltd.	24,014	29,540
NWS Holdings Ltd.	7,792	14,217
PCCW Ltd.	19,000	11,197
Power Assets Holdings Ltd.	6,000	51,727
Shangri-La Asia Ltd.	6,000	8,740
Sino Land Co., Ltd.	14,495	25,403
SJM Holdings Ltd.	11,000	8,946
Sun Hung Kai Properties Ltd.	6,688	98,278
Swire Pacific Ltd. "A"	2,500	24,963
Swire Properties Ltd.	5,800	18,583
Techtronic Industries Co., Ltd.	5,499	22,254
WH Group Ltd. 144A	32,259	27,811
Wharf Holdings Ltd.	5,750	49,350
Wheelock & Co., Ltd.	3,000	23,721
Yue Yuen Industrial (Holdings) Ltd.	3,500	13,759
(Cost $1,086,494)		1,949,531
Ireland 1.1%
Bank of Ireland*	116,246	29,143
CRH PLC (a)	3,690	129,970
DCC PLC	384	33,798
Experian PLC	4,198	85,628
James Hardie Industries SE (CDI)	1,868	29,356
Kerry Group PLC "A" (a)	715	56,489
Paddy Power Betfair PLC	341	36,560
Shire PLC	3,977	232,248
(Cost $403,302)		633,192
Israel 0.7%
Azrieli Group Ltd.	194	10,296
Bank Hapoalim BM	4,482	27,324
Bank Leumi Le-Israel BM*	6,077	26,863
Bezeq Israeli Telecommunication Corp., Ltd.	10,414	18,714
Check Point Software Technologies Ltd.* (d)	600	61,596
Elbit Systems Ltd.	122	13,945
Frutarom Industries Ltd.	196	10,957
Israel Chemicals Ltd.	2,347	9,985
Israel Discount Bank "A"*	1	2
Mizrahi Tefahot Bank Ltd.	641	10,880
Mobileye NV* (e)	800	49,120
Nice Ltd.	300	20,176
Taro Pharmaceutical Industries Ltd.* (e)	100	11,662
Teva Pharmaceutical Industries Ltd. (ADR)	3,987	127,943
(Cost $404,189)		399,463
Italy 1.9%
Assicurazioni Generali SpA	5,041	80,128
Atlantia SpA	1,793	46,289
Enel SpA	33,775	159,042
Eni SpA	11,262	184,419
Ferrari NV (a)	193	14,361
Ferrari NV (a) (e)	324	24,093
Intesa Sanpaolo (RSP)	4,407	11,208
Intesa Sanpaolo SpA	56,224	152,708
Leonardo SpA*	1,618	22,940
Luxottica Group SpA	735	40,577
Mediobanca SpA	2,795	25,195
Poste Italiane SpA 144A	2,528	16,855
Prysmian SpA	764	20,197
Saipem SpA*	29,823	13,537
Snam SpA	10,723	46,375
Telecom Italia SpA*	43,623	39,231
Telecom Italia SpA (RSP)*	29,566	21,574
Terna - Rete Elettrica Nationale SpA	6,445	31,971
UniCredit SpA	8,320	128,255
UnipolSai Assicurazioni SpA	5,426	11,971
(Cost $808,509)		1,090,926
Japan 22.8%
ABC-Mart, Inc.	100	5,847
Acom Co., Ltd.*	2,200	8,794
Aeon Co., Ltd.	2,900	42,329
AEON Financial Service Co., Ltd.	530	9,983
AEON Mall Co., Ltd.	600	9,442
Air Water, Inc.	753	13,879
Aisin Seiki Co., Ltd.	800	39,307
Ajinomoto Co., Inc.	2,400	47,351
Alfresa Holdings Corp.	900	15,594
Alps Electric Co., Ltd.	900	25,505
Amada Holdings Co., Ltd.	1,700	19,408
ANA Holdings, Inc.	6,000	18,313
Aozora Bank Ltd.	5,000	18,414
Asahi Glass Co., Ltd.	4,000	32,408
Asahi Group Holdings Ltd.	1,700	64,256
Asahi Kasei Corp.	5,000	48,504
ASICS Corp.	800	12,848
Astellas Pharma, Inc.	9,500	125,097
Bandai Namco Holdings, Inc.	950	28,416
Benesse Holdings, Inc.	300	9,378
Bridgestone Corp.	2,900	117,297
Brother Industries Ltd.	900	18,795
Calbee, Inc.	400	13,635
Canon, Inc.	4,700	146,535
Casio Computer Co., Ltd.	1,100	15,305
Central Japan Railway Co.	600	97,763
Chubu Electric Power Co., Inc.	2,800	37,499
Chugai Pharmaceutical Co., Ltd.	900	30,922
Chugoku Electric Power Co., Inc.	1,300	14,386
Coca-Cola West Co., Ltd.	500	16,123
Concordia Financial Group Ltd.	4,900	22,684
Credit Saison Co., Ltd.	700	12,487
CYBERDYNE, Inc.*	600	8,612
Dai Nippon Printing Co., Ltd.	2,000	21,558
Dai-ichi Life Holdings, Inc.	4,700	84,286
Daicel Corp.	1,400	16,863
Daiichi Sankyo Co., Ltd.	2,600	58,548
Daikin Industries Ltd.	1,000	100,467
Daito Trust Construction Co., Ltd.	300	41,215
Daiwa House Industry Co., Ltd.	2,400	68,898
Daiwa House REIT Investment Corp. (REIT)	7	18,196
Daiwa Securities Group, Inc.	7,000	42,624
DeNA Co., Ltd.	500	10,146
Denso Corp.	2,100	92,371
Dentsu, Inc.	1,000	54,253
Don Quijote Holdings Co., Ltd.	500	17,336
East Japan Railway Co.	1,439	125,300
Eisai Co., Ltd.	1,100	56,951
Electric Power Development Co., Ltd.	700	16,379
FamilyMart UNY Holdings Co., Ltd.	400	23,857
FANUC Corp.	900	184,479
Fast Retailing Co., Ltd.	200	62,732
Fuji Electric Co., Ltd.	2,000	11,875
Fuji Heavy Industries Ltd.	2,682	98,362
Fujifilm Holdings Corp.	1,900	74,205
Fujitsu Ltd.	8,000	48,928
Fukuoka Financial Group, Inc.	3,000	12,988
Hakuhodo Dy Holdings, Inc.	1,000	11,857
Hamamatsu Photonics KK	700	20,152
Hankyu Hanshin Holdings, Inc.	1,000	32,516
Hikari Tsushin, Inc.	100	9,773
Hino Motors Ltd.	1,200	14,519
Hirose Electric Co., Ltd.	100	13,833
Hisamitsu Pharmaceutical Co., Inc.	300	17,138
Hitachi Chemical Co., Ltd.	500	13,833
Hitachi Construction Machinery Co., Ltd.	500	12,463
Hitachi High-Technologies Corp.	300	12,220
Hitachi Ltd.	21,000	113,649
Hitachi Metals Ltd.	1,000	14,030
Hokuriku Electric Power Co.	900	8,731
Honda Motor Co., Ltd.	7,200	216,718
Hoshizaki Corp.	200	15,737
Hoya Corp.	1,700	81,786
Hulic Co., Ltd.	1,500	14,107
Idemitsu Kosan Co., Ltd.	400	13,905
IHI Corp.*	7,000	22,070
Iida Group Holdings Co., Ltd.	700	10,739
INPEX Corp.	4,200	41,291
Isetan Mitsukoshi Holdings Ltd.	1,620	17,782
Isuzu Motors Ltd.	2,500	33,066
Itochu Corp.	6,600	93,667
J. Front Retailing Co., Ltd.	1,200	17,785
Japan Airlines Co., Ltd.	600	19,003
Japan Airport Terminal Co., Ltd.	200	6,943
Japan Exchange Group, Inc.	2,200	31,321
Japan Post Bank Co., Ltd.	1,600	19,847
Japan Post Holdings Co., Ltd.	1,800	22,587
Japan Prime Realty Investment Corp. (REIT)	4	15,485
Japan Real Estate Investment Corp. (REIT)	6	31,797
Japan Retail Fund Investment Corp. (REIT)	11	21,579
Japan Tobacco, Inc.	4,900	159,240
JFE Holdings, Inc.	2,325	39,857
JGC Corp.	1,000	17,381
JSR Corp.	1,000	16,860
JTEKT Corp.	1,100	17,083
JX Holdings, Inc.	9,400	46,160
Kajima Corp.	4,000	26,085
Kakaku.com, Inc.	700	9,526
Kamigumi Co., Ltd.	1,000	8,641
Kaneka Corp.	1,000	7,437
Kansai Electric Power Co., Inc.	3,100	38,064
Kansai Paint Co., Ltd.	1,100	23,348
Kao Corp.	2,200	120,622
Kawasaki Heavy Industries Ltd.	7,000	21,252
KDDI Corp.	8,100	212,595
Keihan Holdings Co., Ltd.	2,000	12,234
Keikyu Corp.	2,000	21,953
Keio Corp.	2,000	15,845
Keisei Electric Railway Co., Ltd.	700	16,241
Keyence Corp.	400	160,172
Kikkoman Corp.	1,000	29,866
Kintetsu Group Holdings Co., Ltd.	7,900	28,455
Kirin Holdings Co., Ltd.	3,500	66,036
Kobe Steel Ltd.*	1,500	13,689
Koito Manufacturing Co., Ltd.	458	23,819
Komatsu Ltd.	4,100	106,855
Konami Holdings Corp.	400	16,977
Konica Minolta, Inc.	1,800	16,103
Kose Corp.	100	9,045
Kubota Corp.	4,800	72,045
Kuraray Co., Ltd.	1,500	22,743
Kurita Water Industries Ltd.	500	12,095
Kyocera Corp.	1,400	77,992
Kyowa Hakko Kirin Co., Ltd.	1,310	20,733
Kyushu Electric Power Co., Inc.	2,100	22,371
Kyushu Financial Group, Inc.	1,600	9,787
Lawson, Inc.	200	13,563
LINE Corp.*	200	7,680
Lion Corp.	1,000	17,983
LIXIL Group Corp.	1,148	29,131
M3, Inc.	800	19,854
Mabuchi Motor Co., Ltd.	200	11,264
Makita Corp.	1,000	35,031
Marubeni Corp.	7,300	44,949
Marui Group Co., Ltd.	1,100	14,949
Maruichi Steel Tube Ltd.	300	8,529
Mazda Motor Corp.	2,400	34,557
McDonald's Holdings Co. (Japan), Ltd.	300	8,758
Mebuki Financial Group, Inc.	4,600	18,387
Medipal Holdings Corp.	900	14,115
MEIJI Holdings Co., Ltd.	500	41,633
Minebea Mitsumi, Inc.	1,700	22,676
Miraca Holdings, Inc.	307	14,119
MISUMI Group, Inc.	1,100	19,880
Mitsubishi Chemical Holdings Corp.	6,000	46,424
Mitsubishi Corp.	6,700	144,766
Mitsubishi Electric Corp.	8,600	123,365
Mitsubishi Estate Co., Ltd.	6,000	109,404
Mitsubishi Gas Chemical Co., Inc.	900	18,690
Mitsubishi Heavy Industries Ltd.	14,000	56,161
Mitsubishi Materials Corp.	500	15,135
Mitsubishi Motors Corp.	3,300	19,830
Mitsubishi Tanabe Pharma Corp.	1,100	22,903
Mitsubishi UFJ Financial Group, Inc.	56,400	354,469
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	10,469
Mitsui & Co., Ltd.	7,600	110,078
Mitsui Chemicals, Inc.	4,000	19,761
Mitsui Fudosan Co., Ltd.	4,000	85,296
Mitsui O.S.K Lines Ltd.	5,000	15,719
Mixi, Inc.	200	9,629
Mizuho Financial Group, Inc.	106,690	195,498
MS&AD Insurance Group Holdings, Inc.	2,300	73,134
Murata Manufacturing Co., Ltd.	800	113,788
Nabtesco Corp.	525	13,911
Nagoya Railroad Co., Ltd.	4,000	18,001
NEC Corp.	10,900	26,239
Nexon Co., Ltd.	900	14,301
NGK Insulators Ltd.	1,200	27,162
NGK Spark Plug Co., Ltd.	900	20,566
NH Foods Ltd.	1,000	26,848
Nidec Corp.	1,000	95,168
Nikon Corp.	1,400	20,296
Nintendo Co., Ltd.	500	116,029
Nippon Building Fund, Inc. (REIT)	6	32,821
Nippon Electric Glass Co., Ltd.	2,000	12,090
Nippon Express Co., Ltd.	4,000	20,552
Nippon Paint Holdings Co., Ltd.	600	20,884
Nippon Prologis REIT, Inc. (REIT)	6	13,005
Nippon Steel & Sumitomo Metal Corp.	3,600	82,943
Nippon Telegraph & Telephone Corp.	3,076	131,296
Nippon Yusen Kabushiki Kaisha*	8,000	16,887
Nissan Chemical Industries Ltd.	600	17,462
Nissan Motor Co., Ltd.	10,400	100,282
Nisshin Seifun Group, Inc.	1,000	14,920
Nissin Foods Holdings Co., Ltd.	300	16,626
Nitori Holdings Co., Ltd.	300	37,914
Nitto Denko Corp.	700	54,086
NOK Corp.	500	11,605
Nomura Holdings, Inc.	16,100	100,059
Nomura Real Estate Holdings, Inc.	600	9,561
Nomura Real Estate Master Fund, Inc. (REIT)	17	26,386
Nomura Research Institute Ltd.	600	22,096
NSK Ltd.	1,800	25,740
NTT Data Corp.	600	28,456
NTT DoCoMo, Inc.	6,100	142,048
Obayashi Corp.	2,700	25,247
Obic Co., Ltd.	300	14,282
Odakyu Electric Railway Co., Ltd.	1,200	23,347
Oji Holdings Corp.	4,000	18,719
Olympus Corp.	1,300	49,978
Omron Corp.	900	39,491
Ono Pharmaceutical Co., Ltd.	1,800	37,260
Oracle Corp.	200	11,425
Oriental Land Co., Ltd.	1,000	57,334
ORIX Corp.	5,900	87,310
Osaka Gas Co., Ltd.	8,000	30,396
Otsuka Corp.	200	10,851
Otsuka Holdings KK	1,722	77,678
Panasonic Corp.	9,814	110,896
Park24 Co., Ltd.	500	13,087
Pola Orbis Holdings, Inc.	400	9,654
Rakuten, Inc.	4,100	41,063
Recruit Holdings Co., Ltd.	1,600	81,631
Resona Holdings, Inc.	10,000	53,705
Ricoh Co., Ltd.	2,700	22,215
Rinnai Corp.	100	7,958
ROHM Co., Ltd.	400	26,588
Ryohin Keikaku Co., Ltd.	100	21,908
Sankyo Co., Ltd.	200	6,683
Santen Pharmaceutical Co., Ltd.	1,600	23,167
SBI Holdings, Inc.	944	13,160
Secom Co., Ltd.	900	64,422
Sega Sammy Holdings, Inc.	900	12,061
Seibu Holdings, Inc.	900	14,850
Seiko Epson Corp.	1,200	25,265
Sekisui Chemical Co., Ltd.	1,700	28,570
Sekisui House Ltd.	2,700	44,406
Seven & I Holdings Co., Ltd.	3,300	129,297
Seven Bank Ltd.	3,300	10,790
Sharp Corp.*	7,000	29,552
Shimadzu Corp.	1,000	15,890
Shimamura Co., Ltd.	100	13,213
Shimano, Inc.	300	43,789
Shimizu Corp.	2,000	17,929
Shin-Etsu Chemical Co., Ltd.	1,700	147,263
Shinsei Bank Ltd.	9,000	16,572
Shionogi & Co., Ltd.	1,300	67,119
Shiseido Co., Ltd.	1,700	44,741
Showa Shell Sekiyu KK	900	9,111
SMC Corp.	200	59,139
SoftBank Group Corp.	3,600	254,228
Sohgo Security Services Co., Ltd.	300	11,196
Sompo Holdings, Inc.	1,600	58,622
Sony Corp.	5,600	189,433
Sony Financial Holdings, Inc.	900	14,462
Stanley Electric Co., Ltd.	700	19,963
Start Today Co., Ltd.	900	19,911
Sumitomo Chemical Co., Ltd.	7,000	39,109
Sumitomo Corp.	5,100	68,600
Sumitomo Dainippon Pharma Co., Ltd.	800	13,208
Sumitomo Electric Industries Ltd.	3,400	56,377
Sumitomo Heavy Industries Ltd.	2,000	13,941
Sumitomo Metal Mining Co., Ltd.	2,000	28,447
Sumitomo Mitsui Financial Group, Inc.	5,891	214,040
Sumitomo Mitsui Trust Holdings, Inc.	1,510	52,354
Sumitomo Realty & Development Co., Ltd.	2,000	51,846
Sumitomo Rubber Industries Ltd.	900	15,335
Sundrug Co., Ltd.	400	13,420
Suntory Beverage & Food Ltd.	600	25,276
Suzuken Co., Ltd.	400	13,114
Suzuki Motor Corp.	1,500	62,274
Sysmex Corp.	700	42,441
T&D Holdings, Inc.	2,500	36,289
Taiheiyo Cement Corp.	6,000	20,049
Taisei Corp.	4,000	29,139
Taisho Pharmaceutical Holdings Co., Ltd.	100	8,120
Taiyo Nippon Sanso Corp.	600	7,017
Takashimaya Co., Ltd.	1,000	8,749
Takeda Pharmaceutical Co., Ltd.	3,100	145,602
TDK Corp.	500	31,663
Teijin Ltd.	800	15,083
Terumo Corp.	1,500	52,075
The Bank of Kyoto Ltd.	1,000	7,285
The Chiba Bank Ltd.	3,000	19,267
The Chugoku Bank Ltd.	900	13,096
The Hachijuni Bank Ltd.	1,958	11,062
The Hiroshima Bank Ltd.	2,000	8,497
The Shizuoka Bank Ltd.	2,000	16,276
The Suruga Bank Ltd.	700	14,738
THK Co., Ltd.	600	15,106
Tobu Railway Co., Ltd.	4,000	20,264
Toho Co., Ltd.	500	13,253
Toho Gas Co., Ltd.	2,000	14,138
Tohoku Electric Power Co., Inc.	1,900	25,736
Tokio Marine Holdings, Inc.	3,000	126,543
Tokyo Electric Power Co. Holdings, Inc.*	5,800	22,714
Tokyo Electron Ltd.	700	76,426
Tokyo Gas Co., Ltd.	9,000	40,954
Tokyo Tatemono Co., Ltd.	1,000	13,186
Tokyu Corp.	5,000	35,390
Tokyu Fudosan Holdings Corp.	2,600	14,106
TonenGeneral Sekiyu KK	1,000	12,522
Toppan Printing Co., Ltd.	2,000	20,390
Toray Industries, Inc.	6,000	53,193
Toshiba Corp.*	18,000	39,030
TOTO Ltd.	600	22,662
Toyo Seikan Kaisha Ltd.	800	12,992
Toyo Suisan Kaisha Ltd.	400	14,893
Toyoda Gosei Co., Ltd.	300	7,629
Toyota Industries Corp.	700	34,771
Toyota Motor Corp.	11,500	624,117
Toyota Tsusho Corp.	900	27,243
Trend Micro, Inc.	500	22,231
Tsuruha Holdings, Inc.	100	9,252
Unicharm Corp.	1,800	43,129
United Urban Investment Corp. (REIT)	12	18,432
USS Co., Ltd.	1,100	18,338
West Japan Railway Co.	700	45,529
Yahoo! Japan Corp.	6,000	27,701
Yakult Honsha Co., Ltd.	400	22,204
Yamada Denki Co., Ltd.	3,100	15,454
Yamaguchi Financial Group, Inc.	1,000	10,842
Yamaha Corp.	800	22,025
Yamaha Motor Co., Ltd.	1,200	28,898
Yamato Holdings Co., Ltd.	1,500	31,427
Yamazaki Baking Co., Ltd.	700	14,399
Yaskawa Electric Corp.	1,000	20,066
Yokogawa Electric Corp.	900	14,163
Yokohama Rubber Co., Ltd.	550	10,765
(Cost $8,010,988)		13,401,615
Jordan 0.0%
Hikma Pharmaceuticals PLC (Cost $24,041)	712	17,672
Luxembourg 0.3%
ArcelorMittal*	8,335	70,120
Eurofins Scientific SE	54	23,495
Millicom International Cellular SA (SDR)	321	17,901
RTL Group SA*	187	15,062
SES SA (FDR)	1,552	36,102
Tenaris SA	2,007	34,407
(Cost $169,066)		197,087
Macau 0.1%
Sands China Ltd.	10,819	50,117
Wynn Macau Ltd.	7,581	15,432
(Cost $29,789)		65,549
Mexico 0.0%
Fresnillo PLC (f) (Cost $17,119)	1,083	21,113
Netherlands 4.4%
ABN AMRO Group NV (CVA) 144A	1,168	28,347
Aegon NV	8,188	41,674
AerCap Holdings NV* (e)	700	32,179
Akzo Nobel NV	1,127	93,453
Altice NV "A"*	1,578	35,697
Altice NV "B"*	513	11,602
ASML Holding NV	1,652	219,237
Boskalis Westminster NV	434	14,966
EXOR NV	528	27,307
Gemalto NV	315	17,602
Heineken Holding NV	436	34,684
Heineken NV	1,005	85,556
ING Groep NV	17,144	259,158
Koninklijke (Royal) KPN NV	14,986	45,131
Koninklijke Ahold Delhaize NV	5,680	121,552
Koninklijke DSM NV	803	54,320
Koninklijke Philips NV	4,204	135,128
Koninklijke Vopak NV	348	15,175
NN Group NV	1,384	45,010
NXP Semiconductors NV* (d)	1,244	128,754
QIAGEN NV*	1,048	30,421
Randstad Holding NV	499	28,799
RELX NV	4,293	79,505
Royal Dutch Shell PLC "A"	19,274	506,151
Royal Dutch Shell PLC "B"	16,547	452,885
Wolters Kluwer NV	1,354	56,283
(Cost $1,785,489)		2,600,576
New Zealand 0.2%
Auckland International Airport Ltd.	3,804	18,026
Contact Energy Ltd.	3,394	12,039
Fletcher Building Ltd.	2,711	15,811
Mercury NZ Ltd.	3,881	8,570
Meridian Energy Ltd.	5,968	11,714
Ryman Healthcare Ltd.	1,760	10,376
Spark New Zealand Ltd.	9,034	22,165
(Cost $59,381)		98,701
Norway 0.6%
DnB ASA	4,437	70,331
Gjensidige Forsikring ASA	952	14,503
Marine Harvest ASA*	1,618	24,667
Norsk Hydro ASA	5,837	33,895
Orkla ASA	3,538	31,687
Schibsted ASA "A"	334	8,597
Schibsted ASA "B"	403	9,223
Statoil ASA	4,912	83,924
Telenor ASA	3,343	55,637
Yara International ASA	732	28,185
(Cost $181,067)		360,649
Portugal 0.2%
EDP - Energias de Portugal SA	9,911	33,570
Galp Energia, SGPS, SA	2,154	32,687
Jeronimo Martins, SGPS, SA	1,267	22,667
(Cost $63,451)		88,924
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	11,200	20,177
CapitaLand Commercial Trust (REIT)	10,100	11,155
CapitaLand Ltd.	10,725	27,831
CapitaLand Mall Trust (REIT)	12,570	17,702
City Developments Ltd.	1,900	13,854
ComfortDelGro Corp., Ltd.	10,900	19,948
DBS Group Holdings Ltd.	7,844	108,785
Genting Singapore PLC	29,995	21,871
Global Logistic Properties Ltd.	13,000	25,836
Golden Agri-Resources Ltd.	32,073	8,827
Hutchison Port Holdings Trust (Units)	24,500	10,168
Jardine Cycle & Carriage Ltd.	504	15,803
Keppel Corp., Ltd.	6,049	30,010
Oversea-Chinese Banking Corp., Ltd.	13,754	95,571
SATS Ltd.	3,300	11,512
Sembcorp Industries Ltd.	4,449	10,114
Singapore Airlines Ltd.	2,370	17,061
Singapore Exchange Ltd.	4,000	22,018
Singapore Press Holdings Ltd.	6,058	15,374
Singapore Technologies Engineering Ltd.	7,700	20,532
Singapore Telecommunications Ltd.	35,101	98,364
StarHub Ltd.	3,300	6,794
Suntec Real Estate Investment Trust (REIT)	12,200	15,611
United Overseas Bank Ltd.	5,916	93,507
UOL Group Ltd.	2,210	11,012
Wilmar International Ltd.	7,800	19,683
(Cost $454,110)		769,120
South Africa 0.1%
Mediclinic International PLC	1,830	16,325
Mondi PLC	1,590	38,388
(Cost $57,843)		54,713
Spain 3.2%
Abertis Infraestructuras SA	2,824	45,491
ACS, Actividades de Construccion y Servicios SA	787	26,778
Aena SA 144A	298	47,146
Amadeus IT Group SA	1,922	97,516
Banco Bilbao Vizcaya Argentaria SA	29,061	225,386
Banco de Sabadell SA	22,666	41,541
Banco Popular Espanol SA	16,521	16,038
Banco Santander SA	64,448	394,987
Bankia SA	22,637	25,743
Bankinter SA	2,698	22,655
CaixaBank SA	14,660	63,011
Distribuidora Internacional de Alimentacion SA	3,059	17,691
Enagas SA	908	23,587
Endesa SA	1,330	31,257
Ferrovial SA	2,123	42,488
Gas Natural SDG SA	1,439	31,531
Grifols SA	1,223	29,995
Iberdrola SA	24,476	175,074
Industria de Diseno Textil SA	4,831	170,279
Mapfre SA	5,146	17,650
Red Electrica Corp. SA	1,874	35,985
Repsol SA	4,826	74,523
Telefonica SA	20,061	224,390
Zardoya Otis SA	830	7,668
(Cost $1,284,238)		1,888,410
Sweden 2.8%
Alfa Laval AB	1,170	22,080
Assa Abloy AB "B"	4,358	89,634
Atlas Copco AB "A"	2,946	103,990
Atlas Copco AB "B"	1,720	54,667
Boliden AB	1,189	35,429
Electrolux AB "B"	1,004	27,911
Getinge AB "B"	984	17,263
Hennes & Mauritz AB "B"	4,211	107,617
Hexagon AB "B"	1,148	46,122
Husqvarna AB "B"	2,067	18,143
ICA Gruppen AB	380	12,968
Industrivarden AB "C"	811	17,567
Investor AB "B"	2,078	87,474
Kinnevik AB "B"	968	25,819
L E Lundbergforetagen AB "B"	199	13,491
Lundin Petroleum AB*	928	18,828
Nordea Bank AB	13,450	153,553
Sandvik AB	4,824	72,086
Securitas AB "B"	1,563	24,420
Skandinaviska Enskilda Banken AB "A"	6,521	72,555
Skanska AB "B"	1,455	34,261
SKF AB "B"	1,684	33,320
Svenska Cellulosa AB "B"	2,652	85,533
Svenska Handelsbanken AB "A"	6,706	91,976
Swedbank AB "A"	4,008	92,857
Swedish Match AB	760	24,724
Tele2 AB "B"	1,750	16,708
Telefonaktiebolaget LM Ericsson "B"	13,411	89,500
Telia Co. AB	11,443	48,003
Volvo AB "B"	6,697	98,878
(Cost $697,547)		1,637,377
Switzerland 9.0%
ABB Ltd. (Registered)*	8,331	194,874
Actelion Ltd. (Registered)*	427	120,514
Adecco Group AG (Registered)	734	52,138
Aryzta AG*	439	14,091
Baloise Holding AG (Registered)	211	29,007
Barry Callebaut AG (Registered)*	10	13,068
Chocoladefabriken Lindt & Spruengli AG	4	22,683
Cie Financiere Richemont SA (Registered)	2,311	182,730
Coca-Cola HBC AG (CDI)*	708	18,282
Credit Suisse Group AG (Registered)*	8,723	129,759
Dufry AG (Registered)*	195	29,708
EMS-Chemie Holding AG (Registered)	32	18,641
Galenica AG (Registered)	16	16,868
Geberit AG (Registered)	158	68,112
Givaudan SA (Registered)	40	72,041
Glencore PLC*	53,851	211,282
Julius Baer Group Ltd.*	997	49,768
Kuehne + Nagel International AG (Registered)	234	33,056
LafargeHolcim Ltd. (Registered)* (a)	893	52,779
LafargeHolcim Ltd. (Registered)* (a)	1,125	66,608
Lonza Group AG (Registered)*	233	44,058
Nestle SA (Registered)	13,740	1,054,180
Novartis AG (Registered)	9,860	731,883
Pargesa Holding SA (Bearer)	167	11,804
Partners Group Holding AG	76	40,859
Roche Holding AG (Genusschein)	3,102	792,185
Schindler Holding AG	177	34,246
Schindler Holding AG (Registered)	101	19,148
SGS SA (Registered)	24	51,204
Sika AG (Bearer)	9	54,001
Sonova Holding AG (Registered)	227	31,478
STMicroelectronics NV	2,800	42,804
Swatch Group AG (Bearer)	136	48,703
Swatch Group AG (Registered)	245	17,073
Swiss Life Holding AG (Registered)*	139	44,851
Swiss Prime Site AG (Registered)*	300	26,401
Swiss Re AG	1,436	128,955
Swisscom AG (Registered)	115	53,054
Syngenta AG (Registered)	410	180,962
UBS Group AG (Registered)	16,128	258,106
Wolseley PLC	1,156	72,707
Zurich Insurance Group AG	666	177,795
(Cost $2,481,913)		5,312,466
United Kingdom 15.2%
3i Group PLC	4,204	39,478
Aberdeen Asset Management PLC	4,511	14,960
Admiral Group PLC	1,037	25,842
Anglo American PLC*	6,152	93,997
Antofagasta PLC	1,953	20,420
Ashtead Group PLC	2,179	45,128
Associated British Foods PLC	1,596	52,110
AstraZeneca PLC	5,574	343,073
Auto Trader Group PLC 144A	3,878	19,061
Aviva PLC	17,997	119,958
Babcock International Group PLC	1,287	14,222
BAE Systems PLC	14,028	112,924
Barclays PLC	74,614	210,432
Barratt Developments PLC	4,168	28,539
Berkeley Group Holdings PLC	648	26,037
BP PLC (b)	83,452	478,401
British American Tobacco PLC	8,235	546,835
British Land Co. PLC (REIT)	3,622	27,682
BT Group PLC	37,421	149,187
Bunzl PLC	1,480	43,020
Burberry Group PLC	1,947	42,055
Capita PLC	3,092	21,869
Carnival PLC	831	47,664
Centrica PLC	25,180	68,459
CNH Industrial NV	4,450	42,915
Cobham PLC	8,454	14,087
Coca-Cola European Partners PLC	929	34,737
Compass Group PLC	7,278	137,326
Croda International PLC	530	23,666
Diageo PLC	11,122	318,200
Direct Line Insurance Group PLC	6,556	28,535
Dixons Carphone PLC	4,912	19,546
easyJet PLC	761	9,782
Fiat Chrysler Automobiles NV* (a) (e)	3,242	35,435
Fiat Chrysler Automobiles NV* (a)	709	7,753
G4S PLC	7,630	29,090
GKN PLC	7,230	32,909
GlaxoSmithKline PLC	21,543	447,920
Hammerson PLC (REIT)	3,281	23,472
Hargreaves Lansdown PLC	1,281	20,881
HSBC Holdings PLC	84,890	692,289
IMI PLC	1,351	20,194
Imperial Brands PLC	4,242	205,523
Inmarsat PLC	2,228	23,741
InterContinental Hotels Group PLC	827	40,493
International Consolidated Airlines Group SA	4,228	27,965
Intertek Group PLC	685	33,763
Intu Properties PLC (REIT)	2,791	9,763
Investec PLC	3,181	21,681
ITV PLC	15,983	43,835
J Sainsbury PLC	7,847	25,985
Johnson Matthey PLC	827	31,913
Kingfisher PLC	9,967	40,722
Land Securities Group PLC (REIT)	3,485	46,240
Legal & General Group PLC	25,812	79,976
Lloyds Banking Group PLC	283,821	235,834
London Stock Exchange Group PLC	1,410	56,019
Marks & Spencer Group PLC	6,877	29,037
Meggitt PLC	3,832	21,379
Merlin Entertainments PLC 144A	2,778	16,693
National Grid PLC	16,653	211,462
Next PLC	577	31,230
Old Mutual PLC	22,215	55,833
Pearson PLC	3,437	29,390
Persimmon PLC	1,326	34,789
Petrofac Ltd.	1,259	14,496
Provident Financial PLC	596	22,379
Prudential PLC	11,387	240,538
Randgold Resources Ltd.	411	35,866
Reckitt Benckiser Group PLC	2,787	254,415
RELX PLC	4,796	93,979
Rio Tinto Ltd.	1,860	85,916
Rio Tinto PLC	5,446	218,994
Rolls-Royce Holdings PLC*	7,878	74,422
Royal Bank of Scotland Group PLC*	15,538	47,131
Royal Mail PLC	3,527	18,781
RSA Insurance Group PLC	4,352	31,980
Schroders PLC	532	20,196
Segro PLC (REIT)	4,801	27,441
Severn Trent PLC	1,003	29,934
Sky PLC	4,668	57,082
Smith & Nephew PLC	4,046	61,642
Smiths Group PLC	1,655	33,571
SSE PLC	4,505	83,310
St. James's Place PLC	2,234	29,725
Standard Chartered PLC*	14,435	137,993
Standard Life PLC	8,707	38,694
Tate & Lyle PLC	1,812	17,356
Taylor Wimpey PLC	13,917	33,670
Tesco PLC*	35,887	83,451
The Sage Group PLC	4,690	37,049
The Weir Group PLC	1,061	25,483
Travis Perkins PLC	972	18,438
Unilever NV (CVA)	7,200	357,702
Unilever PLC	5,675	280,107
United Utilities Group PLC	2,958	36,820
Vodafone Group PLC	117,418	306,142
Whitbread PLC	812	40,267
William Hill PLC	4,356	15,871
WM Morrison Supermarkets PLC	9,435	28,371
Worldpay Group PLC 144A	8,675	32,107
WPP PLC	5,666	124,373
(Cost $5,949,993)		8,979,048
Total Common Stocks (Cost $33,065,743)		57,035,409
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	261	20,554
Fuchs Petrolub SE	335	16,343
Henkel AG & Co. KGaA	791	101,345
Porsche Automobil Holding SE	652	35,570
Schaeffler AG	795	13,977
Volkswagen AG	815	118,766
Total Preferred Stocks (Cost $137,324)		306,555
Right 0.0%
Germany
Deutsche Bank AG, Expiration Date 4/6/2017* (Cost $0)	6,057	14,474
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (g) (h) (Cost $110,981)	110,981	110,981
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.74% (g) (Cost $683,536)	683,536	683,536
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $33,997,584) †	98.7	58,150,955
Other Assets and Liabilities, Net	1.3	775,556
Net Assets	100.0	58,926,511

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $36,138,666. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $22,012,289. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,743,706 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,731,417.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $115,226, which is 0.2% of net assets.
(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on the NASDAQ Stock Market, Inc.
(e)	Listed on the New York Stock Exchange.
(f)	Listed on the London Stock Exchange.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

E-Mini MSCI EAFE Index	USD	6/16/2017	18	1,603,800	20,227

At March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	199,637	GBP	162,974	6/21/2017	4,964	Citigroup, Inc.
USD	149,013	JPY	17,019,594	6/21/2017	4,363	Citigroup, Inc.
CHF	217,339	USD	220,000	6/21/2017	1,937	Bank of Montreal
EUR	294,726	USD	320,000	6/21/2017	4,343	Citigroup, Inc.
Total unrealized appreciation					15,607
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	237,768	EUR	221,888	6/21/2017	(122)	Bank of New York
GBP	223,793	USD	280,000	6/21/2017	(954)	Citigroup, Inc.
JPY	26,713,920	USD	240,000	6/21/2017	(738)	Goldman Sachs & Co.
Total unrealized depreciation					(1,814)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

At March 31, 2017 the Deutsche EAFE Equity Index Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	12,186,405	21.2%
Industrials	8,183,720	14.3%
Consumer Discretionary	7,054,198	12.3%
Consumer Staples	6,522,783	11.4%
Health Care	6,158,297	10.7%
Materials	4,543,521	7.9%
Information Technology	3,252,478	5.7%
Energy	2,855,114	5.0%
Telecommunication Services	2,513,468	4.4%
Real Estate	2,135,586	3.7%
Utilities	1,950,868	3.4%
Total	57,356,438	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,406,579	$—	$6,139	$4,412,718
Austria	115,194	—	—	115,194
Belgium	667,222	—	—	667,222
China	8,563	—	—	8,563
Denmark	939,311	—	—	939,311
Finland	557,398	—	—	557,398
France	5,678,120	—	—	5,678,120
Germany	5,090,751	—	—	5,090,751
Hong Kong	1,949,531	—	—	1,949,531
Ireland	633,192	—	—	633,192
Israel	250,321	149,142	—	399,463
Italy	1,090,926	—	—	1,090,926
Japan	13,389,093	—	12,522	13,401,615
Jordan	17,672	—	—	17,672
Luxembourg	197,087	—	—	197,087
Macau	65,549	—	—	65,549
Mexico	21,113	—	—	21,113
Netherlands	2,600,576	—	—	2,600,576
New Zealand	98,701	—	—	98,701
Norway	360,649	—	—	360,649
Portugal	88,924	—	—	88,924
Singapore	769,120	—	—	769,120
South Africa	54,713	—	—	54,713
Spain	1,888,410	—	—	1,888,410
Sweden	1,637,377	—	—	1,637,377
Switzerland	5,312,466	—	—	5,312,466
United Kingdom	8,979,048	—	—	8,979,048
Preferred Stocks	306,555	—	—	306,555
Rights	14,474	—	—	14,474
Short-Term Investments (i)	794,517	—	—	794,517
Derivatives (j)
Futures Contracts	20,227	$—	—	20,227
Forward Foreign Currency Exchange Contracts	—	15,607	—	15,607
Total	$58,003,379	$164,749	$18,661	$58,186,789
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(1,814)	$—	$(1,814)
Total	$—	$(1,814)	$—	$(1,814)

During the period ended March 31, 2017, the amount of transfers between Level 2 and Level 3 was $10,532. The investment was transferred from Level 2 to Level 3 because the security was delisted from trading pending acquisition.

During the period ended March 31, 2017, the amount of transfers between Level 3 and Level 2 was $110. The investment was transferred from Level 3 to Level 1 due to the resumption of trading on an exchange.

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1.

During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $59,023,904.

Transfers between price levels are recognized at the beginning of the reporting period.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 20,227	$ —
Foreign Exchange Contracts	$ —	$ 13,793

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017